SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2022
Solar Power Systems Net
SOLAR POWER SYSTEMS, NET

NOTE 8 — SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	December 31,	December 31,
	2022	2021
Solar power systems in operation	346,568	-
Solar power systems under construction	136,149	-
Subtotal	482,717	-
Less: accumulated depreciation	(121,295)	-
Solar power systems, net	361,422	-

Certain solar power systems were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY22,566, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively.